Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 955,000,000	$ 4,615,000,000
Cross Currency Swaps [Member] | 2018 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018	2017
Notional Amount	$ 24,354,000,000	$ 207,000,000
Fair Value (Liability)	$ (3,863,000,000)	$ (10,000,000)
Cross Currency Swaps [Member] | 2019 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2018
Notional Amount	$ 6,263,000,000	$ 39,262,000,000
Fair Value (Liability)	$ (205,000,000)	(4,837,000,000)
Fair Value Asset		$ 3,688,000,000
Cross Currency Swaps [Member] | 2020 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2019
Notional Amount	$ 14,439,000,000	$ 7,022,000,000
Fair Value (Liability)	(163,000,000)	$ (265,000,000)
Fair Value Asset	$ 605,000,000
Cross Currency Swaps [Member] | 2021 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021	2020
Notional Amount	$ 4,046,000,000	$ 15,118,000,000
Fair Value (Liability)		(246,000,000)
Fair Value Asset	$ 24,000,000	$ 798,000,000
Cross Currency Swaps [Member] | Later than five year and not later than six years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023
Notional Amount	$ 1,776,000,000
Fair Value Asset	$ 139,000,000
Cross Currency Swaps [Member] | Later than 5 years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2027	2027
Notional Amount	$ 6,907,000,000	$ 5,476,000,000
Fair Value (Liability)	(129,000,000)
Fair Value Asset	$ 179,000,000	$ 125,000,000
Cross Currency Swaps [Member] | 2022 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2021
Notional Amount		$ 4,236,000,000
Fair Value (Liability)		$ (128,000,000)